Note 34	12 Months Ended
Dec. 31, 2022
Other Contingent Assets And Liabilities [Abstract]
Disclosure of Other Contingent Assets And Liabilities [Text Block]	Other contingent assets and liabilitiesAs of December 31, 2022, 2021 and 2020 there were no material contingent assets or liabilities other than those disclosed in the Notes to the consolidated financial statements.